Legal Proceedings	12 Months Ended
Apr. 27, 2013
Legal Proceedings
20.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss, that is reasonably possible including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.

The following is a discussion of the material legal matters involving the Company.

PATENT LITIGATION

Barnes & Noble, Inc. and its subsidiaries are subject to allegations of patent infringement by various patent holders, including non-practicing entities (NPEs), sometimes referred to as “patent trolls,” who may seek monetary settlements from us, our competitors, suppliers and resellers. In some of these cases, the Company is the sole defendant. In others, the Company is one of a number of defendants. The Company is actively defending a number of patent infringement suits, and several pending claims are in various stages of evaluation. The following cases are among the patent infringement cases pending against the Company:

Barnes & Noble, Inc. and Barnesandnoble.com llc v. LSI Corporation and Agere Systems, Inc.

On June 6, 2011, Barnes & Noble, Inc. filed a complaint against LSI Corporation (LSI) in the United States District Court for the Northern District of California. The complaint sought a declaratory judgment that Barnes & Noble, Inc. does not infringe U.S. Patent Nos. 5,546,420; 5,670,730; 5,862,182; 5,920,552; 6,044,073; 6,119,091; 6,404,732; 6,452,958; 6,707,867 and 7,583,582. Barnes & Noble, Inc. amended the complaint on August 10, 2011 to add barnesandnoble.com llc as a plaintiff, to add Agere Systems, Inc. (Agere) as a defendant, to add a cause of action seeking a declaratory judgment that neither Barnes & Noble, Inc. nor barnesandnoble.com llc infringes U.S. Patent No. 7,477,633, and to add causes of action seeking a declaratory judgment that each of the eleven patents-in-suit is invalid. On November 1, 2011, LSI and Agere answered the amended complaint and asserted counterclaims against Barnes & Noble, Inc. and barnesandnoble.com llc, alleging infringement of the eleven patents-in-suit. On November 28, 2011, Barnes & Noble, Inc. and barnesandnoble.com llc answered the counterclaims and asserted several affirmative defenses, including the defense that seven of the patents-in-suit are unenforceable as a result of standard-setting misconduct. As required by the District Court’s Local Patent Rules, LSI and Agere served their Disclosure of Asserted Claims and Infringement Contentions on July 2, 2012. In that disclosure, LSI and Agere asserted infringement of only six of the eleven patents they had previously accused Barnes & Noble, Inc. and barnesandnoble.com llc of infringing. On January 18, 2013, LSI and Agere notified Barnes & Noble that they were dropping another asserted patent. On May 20, 2013, LSI and Agere filed amended counterclaims, alleging infringement of five additional patents—U.S. Patent Nos. 8,041,394; 5,870,087; 5,568,167; 6,982,663 and 5,452,006. Barnes & Noble, Inc. and barnesandnoble.com llc responded to these amended counterclaims and asserted several affirmative defenses on June 21, 2013. The District Court has set certain pretrial dates in the case, including a claim construction hearing beginning on March 24, 2014. The District Court has not yet set a trial date in the case.

Deep9 Corporation v. Barnes & Noble, Inc. and barnesandnoble.com llc

On January 1, 2011, Deep9 Corporation (Deep9) filed a complaint against Barnes & Noble, Inc. and barnesandnoble.com llc in the United States District Court for the Western District of Washington. The complaint alleges that Barnes & Noble, Inc. and barnesandnoble.com llc infringe U.S. Patent Nos. 5,937,405 and 6,377,951. On February 1, 2011, Barnes & Noble, Inc. and barnesandnoble.com llc filed an answer denying infringement and asserting several affirmative defenses. At the same time, Barnes & Noble, Inc. and barnesandnoble.com llc filed counterclaims seeking a declaratory judgment that neither Barnes & Noble, Inc. nor barnesandnoble.com llc infringes the patents-in-suit and that each of the two patents-in-suit is invalid. The District Court issued an order regarding claim construction on January 10, 2012 and amended that order on January 24, 2012. On September 21, 2012, the District Court granted Barnes & Noble, Inc. and barnesandnoble.com llc’s motion for summary judgment of non-infringement as to both of Deep9’s patents-in-suit, and entered judgment in favor of Barnes & Noble, Inc. and barnesandnoble.com llc. On October 16, 2012, Deep9 filed a notice of appeal to the United States Court of Appeals for the Federal Circuit. After the parties briefed the issues raised in Deep9’s appeal, the Federal Circuit heard oral argument on May 8, 2013. On May 13, 2013, the Federal Circuit issued a summary affirmance in which it affirmed the District Court’s judgment in favor of Barnes & Noble, Inc. and barnesandnoble.com llc.

Technology Properties Limited et al. v. Barnes & Noble Inc., et al.

On July 24, 2012, Technology Properties Limited, LLC, Phoenix Digital Solutions, LLC, and Patriot Scientific Corporation (collectively, TPL) submitted a complaint to the U.S. International Trade Commission (ITC), captioned Certain Wireless Consumer Electronics Devices and Components thereof, Inv. No. 337-TA-853, requesting that the ITC institute an investigation pursuant to Section 337 of the Tariff Act of 1930, as amended. The complaint alleges that the sale for importation into the United States, the importation, and/or the sale within the United States after importation of Barnes & Noble, Inc.’s NOOKTM products infringe certain claims of U.S. Patent No. 5,809,336. The complaint also asserts similar claims against the products of 23 other Respondents. The complaint requests that the ITC issue a permanent exclusion order and a permanent cease-and-desist order with respect to these products. On August 21, 2012, the ITC issued a Notice of Institution of Investigation and delegated authority for factfinding on the public interest to the Administrative Law Judge (ALJ) hearing the case. On September 24, 2012, Barnes & Noble filed a response to the complaint, denying that its products infringe the ‘336 patent and denying that it has engaged in any action that would constitute unlawful sale for importation into the United States, importation, or sale within the United States after importation. Barnes & Noble also asserted ten affirmative defenses. On February 12, 2013, TPL entered into a stipulation in which it agreed that the NOOK Simple Touch, NOOK Simple Touch with GlowLight, NOOK HD, and NOOK HD+ are the only Barnes & Noble products accused of infringement in the investigation; therefore, the NOOK 1st Edition, NOOK Color, and NOOK Tablet products are no longer accused of infringement in the investigation. Fact discovery ended on February 22, 2013. Initial expert reports were submitted on March 27, 2013. Following a Markman hearing on March 5, 2013, the ALJ issued a claim construction order on April 18, 2013. Expert discovery ended on May 1, 2013. On June 3-7, 2013 and June 10-11, 2013, the Administrative Law Judge conducted a hearing in the action. The parties filed their opening post-hearing briefs on June 28, 2013, and filed their reply post-hearing briefs on July 10, 2013. The Administrative Law Judge is scheduled to issue his final initial determination on September 6, 2013. The target date for ITC resolution of the investigation is January 6, 2014.

Also on July 24, 2012, TPL filed a complaint against Barnes & Noble, Inc. in the United States District Court for the Northern District of California. The complaint similarly alleges that Barnes & Noble is infringing the ‘336 patent through the importation and sale in the United States of NOOKTM products. The complaint also alleges that Barnes & Noble is infringing two other patents in the same patent family: U.S. Patent No. 5,440,749 and U.S. Patent No. 5,530,890. On September 21, 2012, TPL and Barnes & Noble filed a stipulation agreeing to stay the action pending final resolution of the ITC action. On September 26, 2012, the District Court granted the motion to stay.

Adrea LLC v. Barnes & Noble, Inc., barnesandnoble.com LLC and Nook Media LLC

On June 14, 2013, Adrea LLC filed a complaint against Barnes & Noble, Inc., barnesandnoble.com LLC and Nook Media LLC in the United States District Court for the Southern District of New York alleging that various B&N Nook products and related online services infringe U.S. Patent 7,298,851, U.S. Patent 7,299,501, and U.S. Patent 7,620,703. The current deadline to answer or to otherwise respond is August 9, 2013.

OTHER LITIGATION

Kevin Khoa Nguyen, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On April 17, 2012, a complaint was filed in the Superior Court for the State of California against the Company. The complaint is styled as a nationwide class action and includes a California state-wide subclass based on alleged cancellations of orders for HP TouchPad Tablets placed on the Company’s website in August 2011. The lawsuit alleges claims for unfair business practices and false advertising under both New York and California state law, violation of the Consumer Legal Remedies Act under California law, and breach of contract. The complaint demands specific performance of the alleged contracts to sell HP TouchPad Tablets at a specified price, injunctive relief, and monetary relief, but does not specify an amount. The Company submitted its initial response to the complaint on May 18, 2012, and moved to compel plaintiff to arbitrate his claims on an individual basis pursuant to a contractual arbitration provision on May 25, 2012. The court denied the Company’s motion to compel arbitration, and the Company appealed that denial to the Ninth Circuit Court of Appeals. The Company filed its opening brief on the appeal on February 11, 2013. The answering brief was filed on April 13, 2013, and the Company’s reply brief was filed on May 23, 2013. The Company has also moved to dismiss the complaint and moved to transfer the action to New York. The court granted the Company’s motion to stay on November 26, 2012, and the action has been stayed pending resolution of the Company’s appeal from the court’s denial of its motion to compel arbitration.

PIN Pad Litigation

As previously disclosed, the Company discovered that PIN pads in certain of its stores had been tampered with to allow criminal access to card data and PIN numbers on credit and debit cards swiped through the terminals. Following public disclosure of this matter on October 24, 2012, the Company was served with four putative class action complaints (three in federal district court in the Northern District of Illinois and one in the Northern District of California), each of which alleged on behalf of national and other classes of customers who swiped credit and debit cards in Barnes & Noble Retail stores common law claims such as negligence, breach of contract and invasion of privacy, as well as statutory claims such as violations of the Fair Credit Reporting Act, state data breach notification statutes, and state unfair and deceptive practices statutes. The actions sought various forms of relief including damages, injunctive or equitable relief, multiple or punitive damages, attorneys’ fees, costs, and interest. All four cases have now been transferred and/or assigned to a single Judge in the United States District Court for the Northern District of Illinois, and a single consolidated amended complaint has been filed. The Company has filed a motion to dismiss the consolidated amended complaint in its entirety. It is uncertain when the Court will render a decision on that motion. It is possible that additional litigation arising out of this matter may be commenced on behalf of customers, banks or other card issuers, payment card companies or stockholders seeking damages allegedly arising out of this incident and other related relief.

The Company also has received inquiries related to this matter from the Federal Trade Commission and eight state attorneys general, all of which have either been closed or have not had any recent activity, and the Company intends to cooperate with them if further activity arises. In addition, payment card companies and associations may impose fines by reason of the tampering and federal or state enforcement authorities may impose penalties or other remedies against the Company.

At this point the Company is unable to predict the developments in, outcome of, and economic and other consequences of pending or future litigation or state and federal inquiries related to this matter.

Dustin Torrez, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On October 11, 2011, a complaint was filed in the Superior Court for the State of California against the Company. The complaint is styled as a California state-wide class action. It alleges violations of California Civil Code section 1747.08 (the Song-Beverly Credit Card Act of 1971) due to the Company’s alleged improper requesting and recording of zip codes from California customers who used credit cards as payment. The complaint was re-filed in the Superior Court for the State of California on December 23, 2011 as a separate action. The Summons and Complaint have not been served on the Company for either action. On February 10, 2012, the plaintiff filed a request that the action filed in December be dismissed with prejudice.

Lina v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On August 5, 2011, a purported class action complaint was filed against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations against defendants with respect to salaried Store Managers at Barnes & Noble stores located in the State of California from the period of August 5, 2007 to present: (1) failure to pay wages and overtime; (2) failure to pay for missed meal and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to provide reimbursement for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that these salaried managers were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the purported class. The Company was served with the complaint on August 11, 2011. The parties are currently engaged in pre-certification discovery. The state court has set the following certification motion schedule: Lina’s motion for class certification is due August 12, 2013, Barnes & Noble’s opposition is due October 11, 2013, and plaintiff’s reply is due November 25, 2013. The hearing date for the certification motion is December 11, 2013. No trial date has been set.

Jones et al v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On April 23, 2013, Kenneth Jones (Jones) filed a purported Private Attorney General Act (PAGA) action complaint against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations against defendants with respect to salaried Store Managers at Barnes & Noble stores located in the State of California: (1) failure to pay wages and overtime; (2) failure to pay for missed meal and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to provide reimbursement for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that Jones and other “aggrieved employees” were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the plaintiff or the purported aggrieved employees. The case was initially assigned to the Honorable Barbara Scheper. Because the underlying factual claims in the Jones complaint are almost identical to the claims in the Lina v. Barnes & Noble action, Barnes & Noble filed a Notice of Related Case on May 1, 2013. On May 7, 2013, Judge Michael Johnson (before whom the Lina action is pending) ordered the Jones action related to the Lina action and assigned the Jones action to himself. The Company was served with the complaint on May 16, 2013, and filed an answer on June 10, 2013.

Trimmer v. Barnes & Noble

On January 25, 2013, Steven Trimmer (Trimmer), a former Assistant Store Manager (ASM) of the Company, filed a complaint in the United States District Court for the Southern District of New York alleging violations of the Fair Labor Standards Act (FLSA) and New York Labor Law (NYLL). Specifically, Trimmer alleges that he and other similarly situated ASMs were improperly classified as exempt from overtime and denied overtime wages prior to July 1, 2010, when the Company reclassified them as non-exempt. The complaint seeks to certify a collective action under the FLSA comprised of ASMs throughout the country employed from January 25, 2010 until July 1, 2010, and a class action under the NYLL comprised of ASMs employed in New York from January 25, 2007 until July 1, 2010. The parties are currently engaged in discovery with respect to the individual claims asserted by Trimmer and one opt-in plaintiff only. The Court has stayed all class-wide discovery at this point. The parties have until August 30, 2013 to complete this first phase of discovery.